SEMI-ANNUAL CONDENSED CONSOLIDATED CASH FLOW STATEMENT - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Profit	€ 47,902	€ 31,332
Income taxes	20,116	17,218
Depreciation, amortization and impairment of assets	128,422	113,527
Financial income	(21,207)	(12,106)
Financial expenses	25,408	29,267
Foreign exchange (gains)/losses	(10,214)	7,684
Provisions for obsolete inventory	14,974	7,775
(Releases)/Accruals for other provisions	(5,963)	1,450
Result from investments accounted for using the equity method	(659)	(314)
Other non-cash expenses, net	18,575	36,124
Change in inventories	(26,689)	(21,568)
Change in trade receivables	26,533	21,286
Change in trade payables including customer advances	(17,479)	(28,354)
Change in other operating assets and liabilities	(52,628)	(42,268)
Interest paid	(20,653)	(19,587)
Income taxes paid	(20,724)	(21,018)
Net cash flows from operating activities	105,714	120,448
Investing activities
Payments for property, plant and equipment	(42,051)	(47,926)
Payments for intangible assets	(11,907)	(12,151)
Payments related to right-of-use assets	(1,800)	0
Proceeds from disposals of non-current financial assets	287	0
Payments for purchases of non-current financial assets	(540)	(1,319)
Proceeds from disposals of current financial assets and derivative instruments	10,572	15,707
Payments for acquisitions of current financial assets and derivative instruments	(4,250)	(21,444)
Business combinations, net of cash acquired	0	(14,608)
Acquisition of investments accounted for using the equity method	(355)	0
Net cash flows used in investing activities	(50,044)	(81,741)
Financing activities
Proceeds from borrowings	139,926	154,713
Repayments of borrowings	(166,500)	(174,223)
Repayments of other non-current financial liabilities	(110)	0
Payments of lease liabilities	(73,065)	(66,950)
Payments for acquisition of non-controlling interests	0	(23,502)
Deferred payments for business combinations	(4,673)	0
Dividends paid to non-controlling interests	(1,703)	(1,444)
Contribution from non-controlling interests	583	0
Net cash flows used in financing activities	(105,542)	(111,406)
Effects of exchange rate changes on cash and cash equivalents	(9,362)	1,736
Net decrease in cash and cash equivalents	(59,234)	(70,963)
Cash and cash equivalents at the beginning of the period	219,130	296,279
Cash and cash equivalents at the end of the period	€ 159,896	€ 225,316